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    THIS FILING LISTS SECURITIES HOLDINGS REPORTED    --------------------------
     ON THE FORM 13F FILED ON 2/13/06 PURSUANT TO            OMB APPROVAL
       A REQUEST FOR CONFIDENTIAL TREATMENT AND       --------------------------
        FOR WHICH THAT CONFIDENTIAL TREATMENT            OMB Number: 3235-0006
                EXPIRED OR WAS DENIED.                --------------------------
                                                      Expires: December 31, 2009
                                                      --------------------------
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                                                      hours per form.......22.8
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005
                                               -----------------------

Check Here if Amendment /x/; Amendment Number:     5
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     2/8/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE
    ----------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                    5
                                        --------------------

Form 13F Information Table Value Total: $             11,453
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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
                                                  FORM 13F INFORMATION TABLE
                                                          12/31/2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

      NAME OF                TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      ISSUER                   CLASS         CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
CORILLIAN CORP                  COM        218725109    5,073 1,864,963   SH         SHARED-OTHER    1, 2          1,864,963
LINCOLN BANCORP INC             COM        532879103      595    36,200   SH         SHARED-OTHER      1              36,200
NEW FRONTIER MEDIA INC          COM        644398109    4,609   705,871   SH         SHARED-OTHER    1, 2            705,871
NUTRACEUTICAL INTL CORP         COM        67060Y101      264    19,575   SH         SHARED-OTHER    1, 2             19,575
SUSSEX BANCORP                  COM        869245100      912    60,500   SH         SHARED-OTHER      1              60,500

TOTAL                                                  11,453 2,687,109                                            2,687,109
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